CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net earnings (loss)	$ 103.8	$ (52.8)
Movement in marketable securities fair value reserve
Net unrealized change in fair value of marketable securities	(0.7)	(4.2)
Net realized change in fair value of marketable securities	(1.3)	(2.9)
Tax impact	0.0	(0.1)
Other comprehensive income (loss), net of income tax	(2.0)	(7.2)
Movement in cash flow hedge fair value reserve from continuing operations
Effective portion of changes in fair value of cash flow hedges	(1.4)	29.7
Time value of options contracts excluded from hedge relationship	(6.3)	(7.4)
Net change in fair value of cash flow hedges reclassified to the statements of earnings (loss)	(12.2)	(34.0)
Unrealized (gain) loss reclassified or adjusted from cash flow hedge reserve due to hedge de-designation	(0.2)	(17.3)
Tax impact	0.7	0.9
Other comprehensive income, net of income taxes	(19.4)	(28.1)
Total other comprehensive loss	(21.4)	(35.3)
Net earnings (loss) and OCI	82.4	(88.1)
Comprehensive income (loss) attributable to:
Comprehensive income (loss) attributable to equity holders	72.9	(105.4)
Non-controlling interests	9.5	17.3
Net earnings (loss) and OCI	82.4	(88.1)
Total comprehensive income (loss) attributable to equity holders arising from:
Continuing operations	67.3	(90.8)
Discontinued operations	5.6	(14.6)
Comprehensive income (loss) attributable to equity holders	$ 72.9	$ (105.4)